Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	000-33203
Entity Registrant Name	Landmark Bancorp, Inc.
Entity Central Index Key	0001141688
Entity Tax Identification Number	43-1930755
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	701 Poyntz Avenue
Entity Address, City or Town	Manhattan
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66502
City Area Code	(785)
Local Phone Number	565-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	LARK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false